Capital and Reserves (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Summary of Share Capital
i)
Share capital

	Successor			Successor
	As of March 31, 2026			As of March 31, 2025
	No. of shares	US$’000		No. of shares	US$’000
Issued and fully paid ordinary shares:
As at the beginning of year	38,745,000	4		36,900,000	4
Issuance of ordinary shares related to public offering exercise	3,703,704	—	(1)	—	—
Conversion of convertible notes	—	—		1,845,000	—	(1)
As at end of year	42,448,704	4		38,745,000	4
(1) Amount is not significant as less than $1,000

(1)
Amount is not significant as less than $1,000